GOODWILL	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 according to the Company's reporting units are as follows (see also 16):

	IT professional services	Software services	Total

As of January 1, 2013	$18,036	$26,627	$44,663

Business combination	9,007	1,036	10,043
Classifications	430	-	430
Foreign currency translation adjustments	1,022	(845)	177

As of December 31, 2013	28,495	26,818	55,313

Business combination	-	3,664	3,664
Classifications	-	(496)	(735)
Foreign currency translation adjustments	(1,906)	(1,085)	(2,752)

As of December 31, 2014	26,589	28,901	55,490

The Company performed an annual impairment tests as of December 31, of each of 2012, 2013 and 2014 and did not identify any impairment losses (see Note 2).